11. INVESTMENTS IN SUBSIDIARIES ACCOUNTED FOR USING EQUITY METHOD	12 Months Ended
Dec. 31, 2017
Investments In Subsidiaries Accounted For Using Equity Method
11. INVESTMENTS IN SUBSIDIARIES ACCOUNTED FOR USING EQUITY METHOD

11.1       Information to be disclosed on investments in subsidiaries

I.	Investments in Chile

i.	On August 3, 2017, the Company Inmobiliaria El Llano SpA was incorporated, which line of business is related to the performance of real estate investments and real state projects in Chile.

ii.	On November 2, 2017, Viña Concha y Toro S.A. acquired additional ownership in the Company Southern Brewing Company S.A. (Kross), by virtue of which it reached a 77% ownership in such company. The remaining 23% remains with the original shareholders.

iii.	The remaining investments in subsidiaries in Chile have no structural variations from that reported at December 31, 2016.

II.	Investments and information on investments in subsidiaries and associates

i.	Valuation of investments in Argentina

a.	The financial statements of the Argentinean companies Trivento Bodegas y Viñedos S.A., Finca Lunlunta S.A. and Finca Austral S.A., in which Viña Concha y Toro S.A. has indirect ownership of 100% are expressed in US$ Dollars, which is the subsidiary’s functional currency.

b.	As on December 31, 2017, there are gains potentially remittable from subsidiaries in Argentina amounting to ARS$299,846,430.

ii.	Valuation of investments in England

a.	The financial statements of the English company Concha y Toro UK Ltd., in which Concha y Toro S.A. own a direct ownership of 99% and indirect of 1%, are expressed in Pound Sterling, which is the functional currency of the subsidiary.

b.	As of December 31, 2017, there are no gains potentially remittable from the subsidiary in England.

iii.	Valuation of investments in Brazil

a.	The financial statements of the Company constituted in Brazil, VCT Brazil Importadora y Exportadora Ltda in which Viña Concha y Toro S.A. owns an indirect ownership of 100%, are expressed in Brazilian Real, which is the functional currency of the subsidiary.

b.	As of December 31, 2017, there are gains potentially remittable from the subsidiary in VCT Importadora y Exportadora Ltda. amounting to BRL$37,344,430.

c.	The Financial Statements of the Brazilian Company VCT Wine Retail Participacoes Ltda., in which Viña Concha y Toro owns an indirect ownership of 100%, are expressed in Brazilian real, which is the Subsidiary´s functional currency.

d.	As of December 31, 2017, there are no gains potentially remittable from the subsidiary VCT Wine Retail Participacoes Ltda..

iv.	Valuation of Investments in Sweden, Finland and Norway

a.	The financial statements of the companies constituted in Sweden, Finland and Norway, in which Viña Concha y Toro S.A. owns indirect ownership by 100%., are expressed in its local currencies, Swedish Crown, Euro and Norway Crown, respectively and represent its functional currencies in each subsidiary. At the same time, the Swedish subsidiary has 100% ownership of the subsidiary in Finland.

b.	As of December 31, 2017, there are potentially remittable gains from these subsidiaries amounting to SEK 37,690,482.38 in Concha y Toro Sweden AB and subsidiary and NOK 12,684,043.92 (Norway Crowns) in Concha y Toro Norway AS and subsidiary.

v.	Valuation of investments in Singapore

a.	The financial statements of the company incorporated in Singapore, in which Viña Concha y Toro S.A. has indirect ownership of 100%, are expressed in U.S. dollars, which is the functional currency of the subsidiary. Likewise, the subsidiary in Singapore owns 100% the subsidiary in China and 41% of the subsidiary in Japan.

b.	As of December 31, 2017, there are gains potentially remittable from the subsidiary in Singapore amounting to US$1,392,423.

vi.	Valuation of investments in the United States

a.	The financial statements of companies incorporated in the United States, in which Viña Concha y Toro S.A. indirectly holds 100% interest, are expressed in U.S. Dollars which is the functional currency of the subsidiaries.

b.	On October 22, 2014 Company Eagle Peak Estates. LLC was formed, which is dedicated to the trading, fractioning of wine and alcoholic beverages and exports of wine and similar products in the United States.

c.	In July 2011, VCT USA, Inc together with Banfi Corporation formed a joint venture with a participation by 50% each in the constitution of Excelsior Wine Company, LLC, thus, the distribution of our products is exclusively developed through this new company, a distribution previously developed through Banfi Corporation.

d.	At December 31, 2017, there are potentially remittable profits from subsidiaries in the U.S., amounting to US$23,400,233.

vii.	Valuation of investments in Mexico

a.	The financial statements of companies incorporated in Mexico, in which Viña Concha y Toro S.A. indirectly holds 100% indirect interest (VCT Mexico S. de RL de CV) and indirect by 51% (VCT & DG Mexico SA de CV), are expressed in Mexican Pesos which is the functional currency of the subsidiaries.

b.	At December 31, 2017, there are potentially remittable gains from subsidiaries in Mexico, amounting to MXN$45,373,590.

viii.	Valuation of investments in Canada

a.	The financial statements of the company Concha y Toro Canada Limited, in which Viña Concha y Toro S.A. indirectly holds 100% interest, are expressed in Canadian dollars, which is the functional currency of the subsidiary.

b.	On December 5, 2014, Concha y Toro Canada Ltd together with Charton Hobbs Inc., a company formed in accordance with the Canadian regulations, a joint venture in which participates with a 50% each in the constitution of Escalade Wines & Spirits Inc. with the objective to import, export, sale, manufacture and distribute alcoholic beverages.

c.	As of December 31, 2017, there are potentially remittable gains from the subsidiary Concha y Toro Canada Limited, in the amount of CAD$474,216.

ix.	Valuation of investments in South Africa

a.	The financial statements of the company incorporated in South Africa, in which Viña Concha y Toro S.A. indirectly holds 100% interest, are expressed in South African Rand, which is the functional currency of the subsidiary.

b.	As of December 31, 2017, there are potentially remittable gains from the subsidiary in South Africa, amounting to RND$2,892,723.

x.	Valuation of investments in France

a.	The financial statements of the Company Cono Sur France S.A.R.L., in which Viña Concha y Toro S.A. indirectly holds 100% interest, are expressed in Euros, which is the functional currency of the subsidiary.

b.	As of December 31, 2017, there are potentially remittable gains from the subsidiary in France amounting to EUR191,951.55.

11.2       Summarized Financial Information of subsidiaries

The Total Summarized Financial Information of subsidiaries which consolidates at the closing date of the related years, before the elimination of intercompany transactions is presented as follows:

	As of December 31, 2017
				Assets			Liabilities
Subsidiaries	Country of incorporation	Functional currency	Ownership %	Current ThCh$	Non-current ThCh$	Total ThCh$	Current ThCh$	Non-current ThCh$	Total ThCh$	Revenue ThCh$	Profit (loss) ThCh$
Comercial Peumo Ltda.	Chile	Chilean peso	100%	41,038,770	2,505,258	43,544,028	40,618,781	2,925,247	43,544,028	123,199,171	2,565,909
Viña Cono Sur S.A.	Chile	Chilean peso	100%	43,747,918	52,146,131	95,894,049	44,735,623	51,158,426	95,894,049	81,306,315	7,261,975
Viña Cono Sur Orgánico SpA	Chile	Chilean peso	100%	2,623,552	154,030	2,777,582	2,624,940	152,642	2,777,582	964,993	(9,590)
Transportes Viconto Ltda.	Chile	Chilean peso	100%	449,638	453,755	903,393	151,105	752,288	903,393	1,079,015	92,922
Sociedad Exportadora y Comercial Viña Maipo SpA	Chile	Chilean peso	100%	9,727,689	21,863,153	31,590,842	4,780,306	26,810,536	31,590,842	25,588,327	6,356,238
Sociedad Exportadora y Comercial Viña Canepa SpA	Chile	Chilean peso	100%	1,660,330	143,320	1,803,650	1,343,272	460,378	1,803,650	2,976,529	188,558
Bodegas y Viñedos Quinta de Maipo SpA	Chile	Chilean peso	100%	3,695,823	26,832,844	30,528,667	2,533,332	27,995,335	30,528,667	4,750,869	6,738,337
Inversiones Concha y Toro SpA	Chile	Chilean peso	100%	12,104,814	103,119,421	115,224,235	59,041,111	56,183,124	115,224,235	—	11,924,421
Inversiones VCT Internacional SpA	Chile	Chilean peso	100%	48,134,998	17,556,544	65,691,542	12,371,360	53,320,182	65,691,542	—	(2,134,502)
Viña Maycas del Limarí Ltda.	Chile	Chilean peso	100%	2,674,999	4,062	2,679,061	1,775,187	903,874	2,679,061	2,149,651	60,912
Viñedos Los Robles SpA	Chile	Chilean peso	100%	449,335	—	449,335	109,416	339,919	449,335	—	(35,792)
Inmobiliaria El Llano SpA	Chile	Chilean peso	100%	1,000	—	1,000	—	1,000	1,000	—	—
Southern Brewing Company S.A	Chile	Chilean peso	77%	1,999,102	9,722,374	11,721,476	3,809,732	7,911,744	11,721,476	4,403,610	552,048
Gan Lu Wine Trading (Shanghai) Co., Ltd.	China	Yuan	100%	803,947	8,949	812,896	446,198	366,698	812,896	2,188,484	142,562
VCT Group Of Wineries Asia Pte. Ltd.	Singapure	US dollar	100%	2,244,091	480,772	2,724,863	1,132,403	1,592,460	2,724,863	4,347,510	450,627
Trivento Bodegas y Viñedos S.A. Consolidado	Argentina	US dollar	100%	34,778,664	25,377,299	60,155,963	26,532,416	33,623,547	60,155,963	36,142,975	312,729
VCT Brasil Import. y Export. Ltda.	Brazil	Brazilian real	100%	19,227,497	1,893,382	21,120,879	14,034,012	7,086,867	21,120,879	31,809,644	(535,562)
VCT Wine Retail Participacoes Ltda.	Brazil	Brazilian real	100%	12,676	403,658	416,334	277	416,057	416,334	—	(20,152)
Concha y Toro Norway AS	Norway	Norwegian Crown	100%	3,100,331	401,427	3,501,758	2,534,253	967,505	3,501,758	3,473,455	290,767
VCT Norway AS	Norway	Norwegian Crown	100%	1,923,318	—	1,923,318	1,521,891	401,427	1,923,318	2,781,103	169,588
Concha y Toro Sweden AB	Sweden	Swedish Crown	100%	6,895,468	1,237,224	8,132,692	5,290,859	2,841,833	8,132,692	16,298,395	657,821
Concha y Toro Finland OY	Finland	Euro	100%	3,955,855	—	3,955,855	2,718,631	1,237,224	3,955,855	7,295,796	470,425
Concha y Toro UK Ltd.	UK	Pound Sterling	100%	41,965,547	211,329	42,176,876	33,975,384	8,201,492	42,176,876	112,401,383	1,551,564
VCT USA, Inc.	USA	US dollar	100%	311,489	134,974,550	135,286,039	49,589,745	85,696,294	135,286,039	—	4,399,001
Fetzer Vineyards	USA	US dollar	100%	70,912,581	88,197,086	159,109,667	19,118,840	139,990,827	159,109,667	75,389,714	5,616,118
VCT México, S. de R.L. de C.V.	Mexico	Mexican peso	100%	254,460	1,507,899	1,762,359	55,660	1,706,699	1,762,359	—	141,810
VCT & DG México, S.A. de C.V.	Mexico	Mexican peso	51%	14,380,124	492,775	14,872,899	11,916,235	2,956,664	14,872,899	18,021,338	797,095
Concha y Toro Canadá Ltd.	Canada	Canadian dollar	100%	859,387	600,207	1,459,594	832,636	626,958	1,459,594	—	129,780
Concha y Toro Africa & Middle East Proprietary Ltd.	South Africa	South African Rand	100%	227,211	5,566	232,777	73,858	158,919	232,777	328,027	22,974
Cono Sur France S.A.R.L.	France	Euro	100%	12,676	403,658	416,334	277	416,057	416,334	839,086	72,935

	As of December 31, 2016
				Assets			Liabilities
Subsidiaries	Country of incorporation	Functional currency	Ownership %	Current ThCh$	Non-current ThCh$	Total ThCh$	Current ThCh$	Non-current ThCh$	Total ThCh$	Revenue ThCh$	Profit (loss) ThCh$
Comercial Peumo Ltda.	Chile	Chilean peso	100%	80,584,877	2,519,759	83,104,636	78,489,451	4,615,185	83,104,636	123,072,665	823,821
Viña Cono Sur S.A.	Chile	Chilean peso	100%	45,508,071	48,230,037	93,738,108	40,402,237	53,335,871	93,738,108	74,190,492	5,571,582
Viña Cono Sur Orgánico SpA	Chile	Chilean peso	100%	2,638,897	138,325	2,777,222	2,622,563	154,659	2,777,222	1,032,863	(8,022)
Transportes Viconto Ltda.	Chile	Chilean peso	100%	1,552,574	567,651	2,120,225	1,225,438	894,787	2,120,225	1,046,092	116,043
Sociedad Exportadora y Comercial Viña Maipo SpA	Chile	Chilean peso	100%	10,369,445	23,292,062	33,661,507	5,628,408	28,033,099	33,661,507	26,833,907	3,763,747
Sociedad Exportadora y Comercial Viña Canepa SpA	Chile	Chilean peso	100%	1,759,254	151,385	1,910,639	1,388,811	521,828	1,910,639	2,128,883	11,023
Bodegas y Viñedos Quinta de Maipo SpA	Chile	Chilean peso	100%	4,051,458	28,048,714	32,100,172	2,815,860	29,284,312	32,100,172	4,704,944	3,686,199
Inversiones Concha y Toro SpA	Chile	Chilean peso	100%	12,148,067	111,063,596	123,211,663	63,260,236	59,951,427	123,211,663	—	7,805,555
Inversiones VCT Internacional SpA	Chile	Chilean peso	100%	51,577,868	18,890,630	70,468,498	14,264,308	56,204,190	70,468,498	—	952,833
Viña Maycas del Limarí Ltda.	Chile	Chilean peso	100%	1,788,900	2,207	1,791,107	948,148	842,959	1,791,107	1,121,226	(276,962)
Viñedos Los Robles SpA	Chile	Chilean peso	100%	472,663	559	473,222	97,495	375,727	473,222	92,378	(650,912)
Gan Lu Wine Trading (Shanghai) Co., Ltd.	China	Yuan	100%	557,771	28,153	585,924	361,352	224,572	585,924	1,690,690	21,437
VCT Group Of Wineries Asia Pte. Ltd.	Singapore	US dollar	100%	3,314,917	170,720	3,485,637	1,041,009	2,444,628	3,485,637	5,888,277	693,060
Trivento Bodegas y Viñedos S.A. Consolidado	Argentina	US dollar	100%	30,571,046	27,246,576	57,817,622	21,159,622	36,658,000	57,817,622	39,600,524	(765,180)
VCT Brasil Import. y Export. Ltda.	Brazil	Brazilian real	100%	26,024,667	5,729,057	31,753,724	23,367,416	8,386,308	31,753,724	35,394,857	(5,239)
VCT Wine Retail Participacoes Ltda.	Brazil	Brazilian real	100%	9,741	447,427	457,168	314	456,854	457,168	—	(23,634)
Concha y Toro Norway AS	Norway	Norwegian Crown	100%	2,839,098	247,595	3,086,693	2,238,696	847,997	3,086,693	3,495,517	339,281
VCT Norway AS	Norway	Norwegian Crown	100%	1,810,696	—	1,810,696	1,563,101	247,595	1,810,696	2,438,531	67,744
Concha y Toro Sweden AB	Sweden	Swedish Crown	100%	6,700,328	939,653	7,639,981	5,053,919	2,586,062	7,639,981	16,695,363	754,523
Concha y Toro Finland OY	Finland	Euro	100%	3,576,444	—	3,576,444	2,636,791	939,653	3,576,444	7,313,223	357,674
Concha y Toro UK Ltd.	UK	Pound Sterling	100%	45,513,444	105,754	45,619,198	34,223,982	11,395,216	45,619,198	117,343,647	2,135,656
VCT USA, Inc.	USA	US dollar	100%	50,587	151,215,790	151,266,377	41,761,027	109,505,350	151,266,377	—	463,066
Fetzer Vineyards	USA	US dollar	100%	81,188,471	92,935,393	174,123,864	18,159,017	155,964,847	174,123,864	75,187,307	656,867
VCT Mexico, S. de R.L. de C.V.	Mexico	Mexican peso	100%	354,119	1,561,062	1,915,181	19,637	1,895,544	1,915,181	—	409,739
VCT & DG Mexico, S.A. de C.V.	Mexico	Mexican peso	51%	13,182,855	466,494	13,649,349	10,593,955	3,055,394	13,649,349	17,992,478	1,221,416
Concha y Toro Canada Ltd.	Canada	Canadian dollar	100%	701,954	504,049	1,206,003	698,739	507,264	1,206,003	—	(31,107)
Concha y Toro Africa & Middle East Proprietary Ltd.	South Africa	South African Rand	100%	177,259	4,194	181,453	48,698	132,755	181,453	371,184	22,108
Cono Sur France S.A.R.L.	France	Euro	100%	222,838	21,713	244,551	161,320	83,231	244,551	734,541	11,203

11.3       Investments in associates

A detail of the main investments in associates accounted for using the equity method is presented as follows:

Summarized financial information of associates as of December 31, 2017:

	As of December 31, 2017
	Assets		Liabilities		Equity	Revenue	Profit (loss)
Associate	Current ThCh$	Non-current ThCh$	Current ThCh$	Non-current ThCh$	ThCh$	ThCh$	ThCh$
Viña Almaviva S.A.	14,941,923	15,246,538	3,218,557	904,174	26,065,730	9,981,785	3,920,528
Innovacion Tecnológica Vitivinicola S.A.	92,881	—	65,010	—	27,871	—	—
Industria Corchera S.A.	10,959,250	2,541,502	3,816,265	—	9,684,487	16,036,230	602,180
Southern Brewing Company S.A.	1,999,102	15,572,990	2,593,184	1,747,990	13,230,918	4,403,610	442,593
Excelsior Wine Company	16,426,703	—	12,585,675	132,711	3,708,317	55,297,272	870,579
Alpha Cave	1,624,103	570,775	3,410,033	107,974	(1,323,129)	1,078,436	(279,211)
VCT Japan Company	905,939	3,895	676,888	—	232,946	1,653,033	(16,605)
Escalade W&S	2,746,987	1,461,040	1,461,659	1,548,261	1,198,107	5,274,441	191,189
Beer Garden Bellavista S.p.A.	76,287	1,427,159	256,280	36,000	1,211,166	1,084,313	113,415
Total	49,773,175	36,823,899	28,083,551	4,477,110	54,036,413	94,809,120	5,844,668

Summarized financial information of associates as of December 31, 2016:

	As of December 31, 2016
	Assets		Liabilities		Equity	Revenue	Profit (loss)
Associate	Current ThCh$	Non-current ThCh$	Current ThCh$	Non-current ThCh$	ThCh$	ThCh$	ThCh$
Viña Almaviva S.A.	14,599,838	14,957,260	4,584,503	1,001,852	23,970,743	8,976,072	3,461,647
Innovacion Tecnológica Vitivinicola S.A.	92,881	—	65,010	—	27,871	—	—
Industria Corchera S.A.	13,658,912	4,016,480	8,635,847	15,520	9,024,025	14,583,429	117,306
Southern Brewing Company S.A.	1,824,493	7,484,001	2,424,698	1,245,530	5,638,266	3,224,077	411,604
Excelsior Wine Company	20,866,607	—	15,007,478	400,316	5,458,813	74,446,666	4,771,456
Alpha Cave	1,297,420	601,387	2,391,551	30,873	(523,617)	275,027	(418,706)
VCT Japan Company	753,778	5,394	485,225	—	273,947	1,026,889	(73,978)
Escalade W&S	3,115,346	1,187,894	2,055,092	1,243,612	1,004,536	4,171,305	153,585
Total	56,209,275	28,252,416	35,649,404	3,937,703	44,874,584	106,703,465	8,422,914

Summarized financial information of associates as of December 31, 2015:

	As of December 31, 2015
	Assets		Liabilities		Equity	Revenue	Profit (loss)
	Current	Non-current	Current	Non-current
Associate	Th$	Th$	Th$	Th$	Th$	Th$	Th$
Viña Almaviva S.A.	10,270,928	14,392,409	3,047,600	—	21,615,737	7,046,112	2,723,144
Innovacion Tecnológica Vitivinicola S.A.	92,881	—	65,010	—	27,871	—	—
Industria Corchera S.A.	15,124,293	4,493,605	10,615,493	76,887	8,925,518	13,081,697	(156,136)
Southern Brewing Company S.A.	1,257,833	6,870,837	2,108,291	793,718	5,226,661	2,875,674	210,043
Excelsior Wine Company	23,427,935	—	14,240,662	376,728	8,810,545	90,583,689	8,524,692
Alpha Cave	1,048,913	640,917	1,768,487	42,438	(121,095)	—	(298,300)
VCT Japan Company	616,885	4,205	227,193	—	393,897	278,766	(51,585)
Escalade W&S	3,039,555	1,217,971	2,129,739	1,259,905	867,882	4,594,743	49,668
Totals	54,879,223	27,619,944	34,202,475	2,549,676	45,747,016	118,460,681	11,001,526

The interest of Viña Concha y Toro in its associates as of December 31, 2017 and 2016, is as follows:

		Investment amount		Share of gain (loss) for the year
		As of December 31, 2017	As of December 31, 2016	As of December 31, 2017	As of December 31, 2016
Tax ID No.	Company	ThCh$	ThCh$	ThCh$	ThCh$	Country of incorporation	Functional currency	Ownership percentage	Main activities of the companies
96.824.300-4	Viña Almaviva S.A. (a)	12,390,675	11,343,182	1,960,264	1,730,824	Chile	Chilean peso	50.000%	Production and commercialization of chateu premium wine, mainly for export
90.950.000-1	Industria Corchera S.A. (b)	5,861,861	5,531,875	300,867	58,610	Chile	Chilean peso	77.000%	Production, elaboration and import and distribution and commercialization of corks and caps for the vinyard market in Chile and abroad.
76.571.080-4	Innovacion Tecnológica Vitivinicola S.A. (c)	4,212	4,212	—	—	Chile	Chilean peso	15.740%	Experimental research and development
45-2968791	Excelsior Wine Company (d)	1,854,159	2,729,407	435,290	2,385,728	USA	USD	50.000%	Import, sale and distribution of wines and liquors
76.240.720-5	Southern Brewing Company S.A (e)	—	2,762,750	216,871	201,686	Chile	Chilean peso	77.000%	Real estate investment and lease companies.
0-E	Alpha Cave (f)	403,658	447,427	(97,724)	(146,547)	Brasil	BRL	35.000%	Retail sales of wine in Brazil
0-E	VCT Japan Company (g)	95,508	112,318	(6,808)	(30,331)	Japón	JPY	41.000%	Export and import of wines and general distribution.
0-E	Escalade W&S (h)	599,053	502,268	95,595	76,793	Canadá	CAD	50.000%	Export and import of wines and general distribution.
76.519.803-8	Beer Garden Bellavista S.p.A. (i)	610,583	—	56,708	—	Chile	Chilean peso	50.000%	Bar Restaurant
Total		21,819,709	23,433,439	2,961,063	4,276,763

The associated companies do not have contingent liabilities that could reduce the profit or increase the loss presented.

(a)	Investment in Viña Almaviva S.A. is presented net of a deduction of 50% from unrealized profits generated in the sale transaction of a land in 2001 to Almaviva S.A.; as this is an unrealized gain for Concha y Toro S.A. The amount of the deduction ThCh$ 642,190. The realization of this gain will be recognized once the property is disposed of to a third party other than the group. In the participation is considered the unrealized gain of ThCh$146,780 as of December 31, 2017 and is deducted the unrealized gain of ThCh$35,538 as of December 31, 2016)

(b)	Includes goodwill equivalent to ThCh$ 1,023,201, Industria Corchera presented net, as indicated note 2.10.1. In the interest is deducted an unrealized gain of ThCh$ 32,290 as of December 31, 2017 and ThCh $ 14,271 corresponding to December 31, 2016.

(c)	It has been considered to have significant influence in this associate, because there is a representation on the board of that company.

(d)	The investment in Excelsior Wine Company represents 50% of its ownership on its equity. A positive balance amounting to ThCh$178,932 is considered in profit or loss for 2017 corresponding to 2016, reported in 2017. Additionally, there are negative equity value amounting to ThCh$22,497.

(e)	Since November 2017, the investment on the interest of Southern Brewing Company S.A. increased from 49% to 77%, thus becoming a subsidiary of Viña Concha y Toro. Therefore, for this date, it will be disclosed in Note 11.2 Summarized financial information on subsidiaries. The ownership presents the investment corresponding to profit or loss for November and December 2017, deducting the unrealized gain for the period of ThCh$3,400, as well as the negative equity value for 2016 of ThCh$35,131. As of December 31, 2016, an unrealized gain of ThCh$6,768 is deducted in ownership.

(f)	The Investment in Alpha Cave represents 35% of its equity interest. The value of the latter corresponds to the goodwill generated in its acquisition amounting to ThCh$402,751 and the investment value in Latour amounting to ThCh$908.

(g)	The investment in VCT Japan Company represents 41% of the ownership on its equity.

(h)	The investment in Escalade W&S represents 50% of the ownership on its equity. Profit or loss for 2017 considers an equity value for 2016 amounting to ThCh$10,836.

(i)	The investment in Beer Garden Bellavista S.p.A. corresponds to 50% of the ownership on equity. November was considered in ownership on profit or loss and a provision for December of ThCh$ 5,000.

11.4      Goodwill for Investments in Associates:

Industria Corchera S.A.:

The Goodwill as of December 31, 2017 is as follows:

The amount presented corresponds to the investment of 49.963% of Industria Corchera S.A. which amounts to ThCh$ 1,023,201, showing no impairment.

This goodwill that was generated prior to the date of our transition to IFRS is maintained at the net value recorded to that date and is controlled in the same currency of the investment (Chilean pesos).

The book value of goodwill is netted to its corresponding investments.

Alpha Cave Comercio de Vinhos S.A.

On December 31, 2013, Concha y Toro S.A. through its subsidiary VCT Wine Retail Participacoes Ltda., acquired a 35% stake of Alpha Cave Comercio de Vinhos S.A., a company dedicated to the retail trading of wine in Brazil, through its brand name in Ville Du Ville.

The contribution paid for 35% of the shares of Alpha Cave Comercio de Vinhos S.A., amounted to ThCh $597,306 ($ 2,621,834 BR Reals).

As of December 31, 2014 the Company determined the fair value of the net assets where the initial investment value by 35% share on the shares of Alpha Cave Comercio de Vinhos S.A. totaled historical ThCh$88,548 ($ 452,308 BR Reals).

The determined value of goodwill is netted with the investment, which amounts to ThCh$403,658 ($ 2,169,525.91 BR Reals) showing no impairment.